Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability - USD ($)	3 Months Ended				10 Months Ended		12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2022
Private Placement Warrants [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value beginning balance	$ 3,780		$ 112,063	[1]	$ 175,851		$ 112,063	[1]
Change in valuation inputs or other assumptions	10,382	[2]	(67,513)	[2]	(63,788)	[3]	(108,283)	[3]
Fair value ending balance	14,162		44,550		112,063	[1]	3,780
Public Warrants [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value beginning balance	175,000		5,188,125	[1]	8,141,250		5,188,125	[1]
Change in valuation inputs or other assumptions	480,625	[2]	(3,125,625)	[2]	(2,953,125)	[3]	(5,013,125)	[3]
Fair value ending balance	655,625		2,062,500		5,188,125	[1]	175,000
Warrant Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value beginning balance	178,780		5,300,188	[1]	8,317,101		5,300,188	[1]
Change in valuation inputs or other assumptions	491,007	[2]	(3,193,138)	[2]	(3,016,913)	[3]	(5,121,408)	[3]
Fair value ending balance	669,787		2,107,050		5,300,188	[1]	178,780
FPS Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value beginning balance	2,504,214		2,006,525		1,933,236		2,006,525
Change in valuation inputs or other assumptions	259,658	[4]	(47,329)	[4]	73,289		497,689
Fair value ending balance	$ 2,763,872		$ 1,959,196		$ 2,006,525		$ 2,504,214

[1]	Due to the use of quoted prices in an inactive market and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $7.1 million during the year ended December 31, 2021.
[2]	Changes in valuation inputs or other assumptions are recognized in Changes in fair value of warrant liability in the unaudited condensed consolidated statements of operations.
[3]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the consolidated statements of operations.
[4]	Changes in valuation inputs or other assumptions are recognized in Changes in fair value of FPS liability in the unaudited condensed consolidated statements of operations.